Organization and Description of Business	6 Months Ended
Jul. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business
Organization and Description of Business
Cloudera, Inc. was incorporated in the state of Delaware on June 27, 2008 and is headquartered in Palo Alto, California. We sell subscriptions and services for our machine learning and analytics platform, optimized for the cloud. This platform delivers an integrated suite of capabilities for data management, machine learning and advanced analytics, affording customers an agile, scalable and cost‑effective solution for transforming their businesses.
Unless the context requires otherwise, the words “we,” “us,” “our,” the “Company” and “Cloudera” refer to Cloudera, Inc. and its subsidiaries taken as a whole.
As of January 31, 2017 and July 31, 2017, we had an accumulated deficit totaling $676.0 million and $962.5 million, respectively. We have funded our operations primarily with the net proceeds we received through the sale of our common stock in our initial public offering (IPO), private sales of equity securities and proceeds from the sale of our subscriptions and services. Management believes that currently available resources will be sufficient to fund our cash requirements for at least the next twelve months.
Initial Public Offering
On May 3, 2017, we completed our IPO in which we issued and sold 17,250,000 shares of common stock, inclusive of the underwriters’ over-allotment option, at a public offering price of $15.00 per share. We received net proceeds of $235.4 million after deducting underwriting discounts and commissions of $18.1 million and other issuance costs of $5.3 million. In conjunction with the IPO, we donated $2.4 million, or 1%, of the net proceeds, to fund the Cloudera Foundation’s activities. Immediately prior to the closing of the IPO, all 74,907,415 shares of our then-outstanding redeemable convertible preferred stock automatically converted into shares of common stock and we reclassified $657.7 million from temporary equity to additional paid in capital on our consolidated balance sheet.